Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 9,902	₩ 4,099	₩ 2,582
Domestic
Disclosure Of Geographical Areas [Line Items]
Non-current assets	5,732	3,054	2,114
Overseas
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 4,170	₩ 1,045	₩ 468